ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
9	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consisted of the following:

	At December 31,
	2013	2014
Cost:
Purchased software	$9,647	$8,654
Technology licenses	17,640	23,154
	27,287	31,808
Accumulated amortization:
Purchased software	(7,054)	(6,961)
Technology licenses	(8,015)	(7,568)
	(15,069)	(14,529)
Impairment loss recognised:
Purchased software	-	(168)
Technology licenses	-	(652)
	-	(820)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	$12,218	$16,459

The intangible assets of the Group mainly consisted of purchased software which is used to support the business administration and the electronic design automation, and technology licenses acquired for the purpose of utilizing certain intellectual property held by third parties.

The Group has recorded amortization expense of $3,056, $3,480 and $4,991 for the years ended December 31, 2012, 2013 and 2014, respectively.  Intangible asset amortization expense is estimated to be $5,275, $4,560, $2,989, $2,236 and $1,765 for the 2015, 2016, 2017, 2018 and 2019 fiscal years, respectively.

The Group has disposed intangible assets with carrying value $43, $16 and $ 444 and recorded a loss on disposal of intangible assets of nil, nil and $420 for the years ended December 31, 2012, 2013 and 2014 respectively.

In 2014, the Group recognized an impairment loss of $820 as carrying amount of the intangible assets exceeded the fair value of the assets based on a discounted cash flow method using assumptions about revenue growth rates and the appropriate discount rates. No impairment loss for the intangible assets was recognized for the years ended December 31, 2012 and 2013.